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Scudder Variable Series I

o   Balanced Portfolio

o   21st Century Growth Portfolio


Scudder Variable Series II

o   SVS Focus Value+Growth Portfolio

o   Scudder Growth Portfolio

Supplement to the currently effective prospectuses

Deutsche Investment Management Americas Inc. (the "Advisor"), the investment advisor of the above portfolios, is proposing the following mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds. In the chart below the Acquired Portfolios on the left are merging into the Acquiring Portfolios on the right.

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Acquired Portfolios                           Acquiring Portfolios
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SVS Focus Value+Growth Portfolio              Growth and Income Portfolio
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Balanced Portfolio                            Scudder Total Return Portfolio
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21st Century Growth Portfolio                 Scudder Small Cap Growth Portfolio
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Scudder Growth Portfolio                      Capital Growth Portfolio
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Completion of each merger is subject to a number of conditions, including final approval by each participating Portfolio's Board and approval by shareholders of the applicable Acquired Portfolio at a shareholder meeting expected to be held within approximately the next five months. Prior to the shareholder meeting, shareholders of each Acquired Portfolio will receive: (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; (ii) a proxy card(s) with which shareholders may vote on the proposed merger; and (iii) a Prospectus for the applicable Acquiring Portfolio.







               Please Retain This Supplement for Future Reference

January 20, 2005
ANN-3600